Financial risk management	12 Months Ended
Mar. 31, 2023
Text Block [Abstract]
Financial risk management
6.	Financial risk management

(1)	Capital risk
Sony uses Return on Equity (“ROE”) as an indicator for capital risk management.

	March 31
	2022	2023
ROE*	12.8%	13.0%

*	ROE is calculated using equity attributable to Sony Group Corporation’s stockholders.
Sony manages capital separately for the Financial Services segment and the Sony Group without the Financial Services segment because certain subsidiaries in the Financial Services segment are subject to the below restrictions. Sony also refers to the ratio of stockholders’ equity to total assets of the Sony Group without the Financial Services segment to ensure financial soundness.
In the Financial Services segment, Sony is required to maintain the capital adequacy ratio and net assets at a certain level or higher based on the Insurance Business Act and the Banking Act in Japan. Material requirements which Sony is subject to are as follows:
Insurance business: Maintain solvency margin ratio
The life insurance subsidiary and the
non-life
insurance subsidiary have maintained a high solvency margin ratio, relative to the Japanese domestic minimum solvency margin ratio requirements.

Banking business: Maintain capital adequacy ratio
The banking subsidiary has maintained a capital adequacy ratio relative to the Japanese domestic criteria.
Accordingly, lending and borrowing between subsidiaries in the Financial Services segment and the other companies within Sony Group is strictly limited. The carrying amounts of total assets of Sony Financial Group Inc. (“SFGI”) as of March 31, 2022 and 2023 are 20,974,027 million yen and 20,805,535 million yen, respectively. Total liabilities of SFGI as of March 31, 2022 and 2023 are 18,392,874 million yen and 18,990,548 million yen, respectively.

(2)	Interest rate risk
For interest rate risk inherent in the insurance business, which is included in the Financial Services segment, refer to Note 13. For interest rate risk inherent in the banking business, which is included in the Financial Services segment, refer to (7) Market risks for the banking business.
Risk management policy and exposure
Interest rate risk is the risk the fair value of a financial instrument or future cash flows of the financial instrument will fluctuate because of changes in market interest rates.
Sony without the Financial Services segment is exposed to interest rate risk that is mainly related to its liabilities such as short-term borrowings and long-term debt as well as bonds. The amount of interest will be affected by changes in market interest rates; therefore, Sony is exposed to the interest rate risk that the future cash outflows for interest payments will fluctuate.
Sony raises funds by issuing fixed-rate bonds in order to avoid an increase in future interest payments that is mainly resulting from an increase in interest rates.
Also, Sony utilizes interest rate swap agreements to reduce funding costs, to diversify sources of funding, and to hedge the downside risk on borrowings and debt securities resulting from unfavorable fluctuations of interest rates and currency exchange rates, and from changes in the fair value of financial instruments. Therefore, the interest rate
risk associated with cash flows of Sony without the Financial Services segment is not significant.

(3)	Price risk
For price risk inherent in the insurance business, which is included in the Financial Services segment, refer to Note 13. For price risk inherent in the banking business, which is included in the Financial Services segment, refer to (7) Market risks for the banking business.
Risk management policy and exposure
Sony is exposed to securities price risk inherent in holding of equities in other entities in Japan and overseas countries. Sony periodically assesses fair values of equity instruments and the financial conditions of the issuers of such equity instruments, and reviews its portfolio on a regular basis.
Price sensitivity analysis
The table below shows the effects on income before income taxes and other comprehensive income (before considering the tax effects) as of March 31, 2022 and 2023 if market prices of marketable equity instruments (e.g., stocks) had decreased by 10%.

	Yen in millions
	March 31
	2022	2023
Income before income taxes	(11,604)	(11,734)
Other comprehensive income (before considering the tax effects)	(9,871)	(9,800)

(4)	Liquidity risk
For liquidity risk inherent in the insurance business, which is included in the Financial Services segment, refer to Note 13. This section does not include information regarding the insurance business other than maturity analysis for financial liabilities.
Risk management policy
The description below covers basic financial policy and figures for Sony’s consolidated operations except for the Financial Services segment and certain subsidiaries, which secure liquidity on their own. Furthermore, the banking business in the Financial Services segment is described separately at the end of this section.
Liquidity Management and Market Access
An important financial objective of Sony is to maintain the strength of its financial condition, while securing adequate liquidity for business activities. Sony defines its liquidity sources as the amount of cash and cash equivalents (“cash balance”) (excluding restrictions on capital transfers mainly due to national regulations) and the unused amount of committed lines of credit. Funding requirements that arise from maintaining liquidity are principally covered by cash flow from operating and investing activities (including asset sales) and by the available cash balance; however, Sony also raises funds as needed from financial and capital markets through means such as corporate bonds, commercial paper (“CP”) and bank loans. Sony Group Corporation, Sony Global Treasury Services Plc (“SGTS”), a finance subsidiary in the U.K. and Sony Capital Corporation (“SCC”), a finance subsidiary in the U.S., maintain CP programs with access to the Japanese, U.S. and European CP markets. The borrowing limits under these CP programs, translated into yen, were 1,166.3 billion yen in total for Sony Group Corporation, SGTS and SCC as of March 31, 2023. There were no amounts outstanding under the CP programs as of March 31, 2023. If disruption and volatility occur in financial and capital markets and Sony becomes unable to raise sufficient funds from these sources, Sony may also draw down funds from contractually committed lines of credit from various financial institutions. Sony has a total, translated into yen, of 641.5 billion yen in unused committed lines of credit, as of March 31, 2023. Details of those committed lines of credit are: a 275.0 billion yen committed line of credit contracted with a syndicate of Japanese banks, a 1.7 billion U.S. dollar multi-currency
committed line of credit also contracted with a syndicate of Japanese banks and a 1,050 million U.S. dollar multi-currency committed line of credit contracted with a syndicate of foreign banks. Sony currently believes that it can sustain sufficient liquidity through access to committed lines of credit with financial institutions, together with its available cash balance, even in the event that financial and capital markets become illiquid. Sony considers one of management’s top priorities to be the maintenance of stable and appropriate credit ratings in order to ensure financial flexibility for liquidity and capital management and continued adequate access to sufficient funding resources in the financial and capital markets. However, in the event of a downgrade in Sony’s credit ratings, there are no financial covenants in any of Sony’s material financial agreements with financial institutions that would cause an acceleration of the obligation. Even though the cost of borrowing for some committed lines of credit could change according to Sony’s credit ratings, there are no financial covenants that would cause any impairment on the ability to draw down on unused facilities.
Cash Management
Sony manages its global cash management activities primarily through Sony Group Corporation in Japan, SCC in the U.S. and SGTS in other regions. The excess or shortage of cash at most of Sony’s subsidiaries is invested or funded by Sony Group Corporation, SGTS and SCC on a net basis, although Sony recognizes that fund transfers are limited in certain countries and geographic areas due to restrictions on capital transactions. In order to pursue more efficient cash management, cash surpluses among Sony’s subsidiaries are deposited with Sony Group Corporation, SGTS and SCC, and cash shortfalls among subsidiaries are covered by loans through Sony Group Corporation, SGTS and SCC, so that Sony can make use of excess cash balances and reduce third-party borrowings. Where local restrictions prevent an efficient intercompany transfer of funds, Sony’s intent is that cash balances remain outside of Sony Group Corporation, SGTS and SCC and that Sony meets its liquidity needs through ongoing cash flows, external borrowings, or both. Sony does not expect restrictions of capital transactions on amounts held outside of Japan to have a material effect on Sony’s overall liquidity, financial condition or results of operations.

Banking business in the Financial Services segment
In the banking business in the Financial Services segment, by formulating and conforming with liquidity risk management policies, Sony manages a variety of liquidity risks. Sony defines liquidity risk as cash flow risk and market liquidity risk. Cash flow risk is the risk associated with losses due to Sony’s inability to make cash payments because of a failure to maintain sufficient cash reserves at settlement, as well as risks associated with losses if Sony is forced to raise funds under unfavorable conditions in order to fulfill cash payment obligations. The levels of cash flow risks are classified into phases based on the degree of pressure, and methods of risk management and reporting are set out for each phase, while guidelines are formulated and reviewed as necessary. Market liquidity risk is the risk associated with losses due to Sony’s inability to conduct market transactions, in particular due to an inability to unwind its market position at a given time, or due to Sony being forced to complete transactions under unfavorable market conditions, due to market turmoil or other factors. To manage market liquidity risk, Sony works to understand market liquidity conditions that pertain to the types of products it handles. Sony formulates and revises guidelines on a product-by-product
basis, as necessary. To manage liquidity risk and ensure a robust liquidity buffer, Sony carries out stress tests regularly. Sony estimates potential cash outflow and determines the required buffer, if the liquidity stress scenario would happen. The liquidity buffer consists of highly liquid assets, such as cash and government bonds, which can be immediately converted to cash even in a liquidity crisis. The aforementioned liquidity risk management is carried out by the risk management division. The division periodically reports risk management conditions to the banking subsidiary’s Board of Directors and Executive Committee. In addition, the banking subsidiary’s internal audit division conducts regular audits.
Maturity analysis
The following table summarizes Sony’s financial liabilities as of March 31, 2022 and 2023.

	Yen in millions
	March 31, 2022
	Carrying amount	Total	Within 1 year	1 year to 2 years	2 years to 3 years	3 years to 4 years	4 years to 5 years	5+ years
Deposits from customers in the banking business *1	3,004,215	3,004,215	2,886,361	48,676	15,860	3,038	1,186	49,094
Bonds	216,103	218,676	36,976	25,363	40,326	20,303	35,243	60,465
Borrowings	2,670,156	2,687,135	2,053,340	58,767	76,434	115,460	23,813	359,321
Loan commitments	—	33,587	33,587	—	—	—	—	—
Derivative liabilities *2	72,120	72,118	66,017	688	718	753	721	3,221
Guarantee deposits received	39,296	39,296	28,872	345	27	8	8	10,036
Redeemable noncontrolling interests	34,995	37,046	2,435	19,927	9,046	2,381	—	3,257

	Yen in millions
	March 31, 2022
	Carrying amount	Total	Within 1 year	1 year to 2 years	2 years to 3 years	3 years to 4 years	4 years to 5 years
Lease liabilities	465,349	511,883	81,421	69,791	59,214	45,063	37,363
		5 years to 6 years	6 years to 7 years	7 years to 8 years	8 years to 9 years	9 years to 10 years	10+ years
		35,841	32,369	30,593	27,864	19,913	72,451

*1	Demand deposits are included in the “Within 1 year” category.

*2	Breakdown of net settlements and gross settlements in the derivative liabilities are presented below.

Yen in millions
March 31, 2022
	Total	Within 1 year	1 year to 2 years	2 years to 3 years	3 years to 4 years	4 years to 5 years	5+ years
Derivative contracts
—Net settled
Paid	72,118	66,017	688	718	753	721	3,221
Derivative contracts
—Gross settled
Received	—	—	—	—	—	—	—
Paid	—	—	—	—	—	—	—

	Yen in millions
	March 31, 2023
	Carrying amount	Total	Within 1 year	1 year to 2 years	2 years to 3 years	3 years to 4 years	4 years to 5 years	5+ years
Deposits from customers in the banking business *1	3,306,981	3,316,556	3,171,377	30,215	14,933	1,060	2,410	96,561
Bonds	349,332	354,169	26,039	40,986	110,862	35,591	80,416	60,275
Borrowings	2,988,994	3,025,480	1,998,315	70,690	147,447	270,268	62,571	476,189
Loan commitments	—	35,831	35,831	—	—	—	—	—
Derivative liabilities *2	34,123	33,766	28,886	623	1,041	912	918	1,386
Guarantee deposits received	40,568	40,568	31,085	272	19	58	13	9,121
Redeemable noncontrolling interests	47,326	48,616	—	24,844	10,397	4,572	198	8,605

	Yen in millions
	March 31, 2023
	Carrying amount	Total	Within 1 year	1 year to 2 years	2 years to 3 years	3 years to 4 years	4 years to 5 years
Lease liabilities	532,246	593,967	90,244	80,476	68,143	55,189	47,665
		5 years to 6 years	6 years to 7 years	7 years to 8 years	8 years to 9 years	9 years to 10 years	10+ years
		56,603	37,539	34,588	25,798	18,384	79,338

*1	Demand deposits are included in the “Within 1 year” category.

*2	Breakdown of net settlements and gross settlements in the derivative liabilities are presented below.

	Yen in millions
	March 31, 2023
	Total	Within 1 year	1 year to 2 years	2 years to 3 years	3 years to 4 years	4 years to 5 years	5+ years
Derivative contracts
—Net settled
Paid	32,881	27,820	769	1,076	912	918	1,386
Derivative contracts
—Gross settled
Received	29,092	25,894	156	3,042	—	—	—
Paid	29,977	26,960	10	3,007	—	—	—

(5)	Foreign exchange risk
For foreign exchange risk inherent in the insurance business, which is included in the Financial Services segment, refer to Note 13. For foreign exchange risk inherent in the banking business, which is included in the Financial Services segment, refer to (7) Market risks for the banking business.
Risk management policy and exposure
Costs and prices of products and services in transactions denominated in foreign currencies are affected by currency exchange rate fluctuation, which may have adverse impacts on Sony’s business, operating results, and financial condition. Sony seeks to reduce its exposure to foreign exchange risk mainly by using derivatives such as currency forward contracts or investing in securities denominated in the same currency.

The net amount of Sony’s exposure to foreign exchange risk mainly includes the following. Foreign exchange risk exposures that are mitigated by the use of derivatives are excluded.

	Yen in millions
	March 31
	2022	2023
U.S. dollar	(6,384)	45,316
Euro	(22,713)	1,459

*	Net exposures resulting in a liability are presented as negative and net exposures resulting in an asset are presented as positive.
Sensitivity analysis
The table below shows the effects on the income before income taxes regarding the financial instruments denominated in foreign currencies held by Sony as of March 31, 2022 and 2023 if the Japanese yen had strengthened by 10% against the U.S. dollar or euro. If the Japanese yen had weakened by 10% against the U.S. dollar or euro, there would be an opposite impact on income before income taxes in the same amount. This analysis was performed based on the assumption that all other variables stay the same.

	Yen in millions
	March 31
	2022	2023
U.S. dollar	638	(4,532)
Euro	2,271	(146)

(6)	Credit risk
Risk management policy and exposure
Sony is exposed to credit risk in relation to its customers with outstanding trade receivables and the financial institutions who are the counterparties of derivative instruments that Sony holds to hedge the foreign exchange risk related to such trade receivables.
In order to manage risks inherent in trade receivables, Sony assesses management conditions and creditworthiness of prospective customers and sets credit limits before commencement of business in accordance with Sony’s internal rules regarding credit management. After commencement of business, in accordance with Sony’s internal rules regarding receivable management, Sony seeks to promptly identify and mitigate the risk of uncollectible receivables due to deterioration in the financial conditions of customers by managing payment due dates and outstanding balances by customer, consistently reviewing the status of transactions, payment history, and trends in the outstanding balance of customers, and actively monitoring their management and business conditions. Sony makes judgments about the creditworthiness of customers based on past collection experience, the current conditions, forecasts of future economic conditions and ongoing credit risk evaluations when calculating the loss allowances for the expected credit losses from trade receivables.
In addition, the credit risk inherent in derivative transactions is considered low since Sony enters into derivative transactions only with financial institutions with high creditworthiness or central clearing house counterparties, and such derivative transactions are collateralized.
The Financial Services segment formulates Fundamental Principles for Risk Management and manages risks depending on its subsidiaries’ size, characteristics and business. Risk Management Guidelines in the Financial Services segment establish a detailed framework for risk management, and each of the subsidiaries in the Financial Services segment has developed a framework for risk management on its own depending on the characteristics of financial assets, including issuer credit risk on debt securities, counterparty risks, credit screenings, the management of credit information, credit ratings, the setting of guarantees or collateral and handling of problem assets on a case-by-case
basis. Relevant departments of subsidiaries in the Financial Services segment periodically report risk management conditions to their Boards of Directors and their Executive Committees.
Risk exposure analysis

(a)	Changes in the loss allowances
Trade and other receivables, and contract assets including
non-current
other receivables in the Pictures segment

	Yen in millions
	Lifetime expected credit losses
	Fiscal year ended March 31
	2022	2023
Balance at beginning of the fiscal year	30,066	31,341

Changes due to financial assets recognized at beginning of the fiscal year:
— Financial assets that have been derecognized	(935)	(4,568)
New financial assets originated or purchased	5,998	6,401
Write-offs	(9,501)	(6,647)
Changes in models/risk parameters	4,269	(1,409)
Foreign exchange and other movements	1,444	2,416

Balance at end of the fiscal year	31,341	27,534

Debt Securities
	Yen in millions
	12-month expected credit losses *
	Fiscal year ended March 31
	2022	2023
Balance at beginning of the fiscal year	29	53

Changes due to financial assets recognized at beginning of the fiscal year:
— Financial assets that have been derecognized	(6)	(4)
New financial assets originated or purchased	44	13
Changes in models/risk parameters	(14)	(1)
Foreign exchange and other movements	—	—

Balance at end of the fiscal year	53	61

*
For all debt securities, Sony considers that the credit risk has not increased significantly since initial recognition, and therefore the loss allowance is measured at an amount equal to
12-months
of expected credit losses.

Substantially all of the loss allowances for debt securities are for debt securities measured at fair value through other comprehensive income as of March 31, 2022 and 2023.

Loans

	Yen in millions
	12-month expected credit losses	Lifetime expected credit losses	Total
Balance as of April 1, 2021	122	946	1,068
Changes due to financial assets recognized as of April 1, 2021:
— Transfer to lifetime expected credit losses	(1)	1	—
— Transfer to 12-month expected credit losses	103	(103)	—
— Financial assets that have been derecognized	(59)	(97)	(156)
New financial assets originated or purchased	33	17	50
Changes in models/risk parameters	(34)	163	129
Foreign exchange and other movements	—	—	—

Balance as of March 31, 2022	164	927	1,091

Changes due to financial assets recognized as of March 31, 2022:
— Transfer to lifetime expected credit losses	(1)	1	—
— Transfer to 12-month expected credit losses	80	(80)	—
— Financial assets that have been derecognized	(6)	(285)	(291)
New financial assets originated or purchased	51	20	71
Changes in models/risk parameters	25	241	266
Foreign exchange and other movements	—	—	—

Balance as of March 31, 2023	313	824	1,137

Loans that are credit-impaired as of March 31, 2022 and 2023 were not significant.

(b)	Description of collateral held as security and other credit enhancements
Sony assesses creditworthiness of each customer on an individual project basis. When it is determined to extend credit to a customer, the amount of collateral to be obtained will be based on the credit assessment for the customer by management. Collateral held as security includes, but is not limited to the following:

•	Floating charges on all assets and businesses of the customer

•	Specific or related guarantees

•	Debt guarantees from customers and loan agreements with favorable and unfavorable covenant terms
The carrying amount of the financial assets, without taking into account any collateral held or credit enhancements, represents Sony’s maximum exposure to credit risk on these assets. For maximum exposure to credit risk of securities to which impairment requirements in IFRS 9 are not applied without taking into account any collateral held or other credit enhancements, refer to Note 5.
In the Financial Services segment, housing loans have sufficient collateral, which results in no significant loss allowance being recognized. In addition, certain securities received as collateral for short-term lending transactions are permitted to be sold or repledged. The fair value of the securities which were not sold or repledged as collateral was 530,589 million yen and 4,691 million yen as of March 31, 2022 and 2023, respectively. None of the securities were sold or repledged as collateral as of March 31, 2022 or 2023. The securities are not recognized in the consolidated statements of financial position until being sold or repledged as collateral.

(c)	Credit risk exposure by risk rating grades
Credit risk exposure by risk rating grades as of March 31, 2022 and 2023, is as follows:
Trade and other receivables, and contract assets including
non-current
other receivables in the Pictures segment

	Yen in millions
	March 31
	2022	2023
Outstanding receivables by overview period of overdue (Gross carrying amount)
Not past due or due within 30 days	1,732,371	1,849,112
Due over 30 to 90 days	52,895	46,332
Due over 90 days	45,269	63,519

Total	1,830,535	1,958,963

Debt securities
Debt securities held in the Financial Services segment are substantially all composed of investment grade debt securities, and, as a financial instrument subject to IFRS 9 impairment requirements,
12-month
expected losses are recorded.
The following table shows an analysis of the gross carrying amount for debt securities measured at amortized cost or at fair value through other comprehensive income based on a credit rating system in the Financial Services segment, which is primarily a composite of external credit ratings as of March 31, 2022 and 2023.

	Yen in millions
	March 31
	2022	2023
Debt securities by credit ratings (Gross carrying amount)
AAA	488,275	559,271
AA	2,431,758	2,807,508
A	8,560,523	8,695,883
BBB	12,948	9,625
Other	32,422	6,434

Total	11,525,926	12,078,721

Loans
Loans held in the banking business in the Financial Services segment are regularly reassessed by the credit ratings of debtors, and as a financial instrument subject to IFRS 9 impairment requirements,
12-month
or lifetime expect
e
d credit losses are recorded depending on whether or not the credit risk has increased significantly since initial recognition or not.

The following table shows an analysis of the gross carrying amount for loans measured at amortized cost based on credit ratings by debtors in the banking business in the Financial Services segment as of March 31, 2022 and 2023.

	Yen in millions
	March 31, 2022
	Normal*			Other than Normal			Total
	12-month expected credit losses	Lifetime expected credit losses	Sub total	12-month expected credit losses	Lifetime expected credit losses	Sub total
Loans
Housing loans	2,747,406	156	2,747,562	2,532	3,423	5,955	2,753,517
Other	24,522	282	24,804	11	85	96	24,900

Total	2,771,928	438	2,772,366	2,543	3,508	6,051	2,778,417

	Yen in millions
	March 31, 2023
	Normal*			Other than Normal			Total
	12-month expected credit losses	Lifetime expected credit losses	Sub total	12-month expected credit losses	Lifetime expected credit losses	Sub total
Loans
Housing loans	3,124,410	140	3,124,550	2,173	3,350	5,523	3,130,073
Other	16,852	242	17,094	4	74	78	17,172

Total	3,141,262	382	3,141,644	2,177	3,424	5,601	3,147,245

*	Normal is defined as borrowers who have strong results and no particular problems with their financial position.

(d)	Credit risk for debt securities designated to be measured at fair value through profit or loss
The credit risk exposures for debt securities designated to be measured at fair value through profit or loss were 267,169 million yen, and 188,906 million yen as of March 31, 2022 and 2023, respectively. The change in the fair value attributable to the changes in credit risk was an increase of 1,425 million yen for the fiscal year ended March 31, 2022 and an increase of 509 million yen for the fiscal year ended March 31, 2023. The cumulative changes are 2,026 million yen and 2,535 million yen as of March 31, 2022 and 2023, respectively.

(7)	Market risks for the banking business
In the banking business, by formulating and conforming with market risk management policies, Sony manages the risk of loss for when the value of assets and liabilities (including off-balance-sheet
items), and income from assets and liabilities could be adversely affected by changes in various market risk factors, such as interest rates, exchange rates and stock prices. Market risk management policies specify details such as risk management methods and procedures. ALM and risk management policies are determined by the bank ing
subsidiary’s Board of Directors. Based on these policies, an ALM committee and a risk management committee typically meet once each month to understand and confirm actual conditions and deliberate future measures and risk conditions. On a daily basis, the risk management division maintains an overall understanding of interest, exchange rates and duration of financial assets and liabilities, and monitors Value at Risk (“VaR”), which quantifies the maximum expected loss which could occur during a given holding period and at a given probability, and interest rate sensitivity analysis, and confirms regulatory compliance. Sony also conducts interest rate swaps and other derivative transactions to hedge against interest and exchange rate fluctuation risks. In the measurement of VaR, the historical method (time period: 250 days, confidence level: 99.0%) is used, and interest rate risk, exchange rate risk, and price risk are measured as the amount of market risk. The total market risk volume as of March 31, 2022 and 2023 was 8,230 million yen and 21,433 million yen, respectively. VaR employs statistical methods to estimate the maximum loss that could occur in a defined period of time in the future based on market fluctuation data for a defined period of time in the past; therefore, VaR may not capture the risk in situations in which the market environment undergoes drastic changes that are unpredictable under normal circumstances.

(8)	Effect of IBOR reform
Due to the reform and replacement of benchmark interest rates such as the London Interbank Offered Rate (“LIBOR”), the use of other interbank offered rates (“IBORs”) has become a priority for global regulators. The use of panel-based LIBOR ceased as of December 2021, except for the use of certain U.S. dollar (“USD”) LIBORs. The
1-,
3-,
and 6-months panel-based USD LIBOR settings are expected to be abolished and lose their representativeness at the end of June 2023. The overnight and 12 months USD LIBOR settings will permanently cease immediately after June 2023. As of March 31, 2023, Sony has contracts that reference USD LIBOR.
As mentioned above, the JPY and GBP IBORs have been abolished on December 31, 2021 and replaced by alternative interest rates such as the Tokyo Overnight Average rate and the Sterling Overnight Index Average. Currently, the Secured Overnight Financing Rate (“SOFR”) is gradually replacing USD LIBOR as a reference rate. There remains key differences between USD LIBOR and SOFR. USD LIBOR is a “term rate,” which means that it is published for a specific borrowing period (such as three months or six months) and is “forward-looking,” because it is published at the beginning of the borrowing period. On the other hand, SOFR is currently a “backward-looking” rate, based on overnight rates from actual transactions, and is published at the end of the borrowing period. Furthermore, LIBOR includes a credit spread over the risk-free rate, while SOFR currently does not include such a spread. To transition existing contracts and agreements that reference USD LIBOR to SOFR, adjustments for term differences and credit differences need to be applied to SOFR, to enable the two benchmark rates to be economically equivalent on transition.
As of March 31, 2023, the Alternative Reference Rates Committee, a working group for a transition from USD LIBOR to a more robust reference rate, recommends SOFR instead of LIBOR. However, some market participants are calling for the use of credit sensitive rates (“CSRs”) that include a credit spread, and these rates might be used in addition to SOFR.
After 2021, Sony established a LIBOR transition project plan in the banking business. In the initial stages of this transition project, Sony planned for the transition out of LIBOR, including USD LIBOR. As the cessation date for the publication of major tenors of USD LIBOR has been set as the end of June 2023, the transition out of USD LIBOR has not been completed as of March 31, 2023. Sony is continuing to drive the transition project to meet the objective of moving out of LIBOR prior to the cessation date for the publication of USD LIBOR. This transition project considered changes to business processes, risk management and valuation models, as well as managing any related tax and accounting implications. As of March 31, 2023, changes to business processes and risk management are largely complete, except for some valuation model changes. However, some contractual changes, such as securities and derivatives transactions that reference USD LIBOR, have not yet been implemented. Therefore, there is a risk that Sony will not be able to make the necessary contractual changes before the end of June 2023, when the
1-,
3-,
and
6-months
panel-based USD LIBOR are abolished. In addition, CSRs, rather than SOFR, might be used as an alternative interest rate for debt securities, which would require the implementation of system changes in a short period of time. To avoid the above risks, Sony communicates closely with its counterparty. Sony is also flexible in responding to systemic issues through collaboration among project members and other departments.
Sony has a loan contract and interest swap agreement, related to the loan contract, aiming to manage certain borrowing costs, both of which reference USD LIBOR. From March 31, 2023 to the date of submission of this document, Sony has completed the execution of amendment agreements for the transition to alternative interest rate benchmarks for contracts that used USD LIBOR as a reference rate.

The following table contains details of all of the financial instruments that Sony holds at March 31, 2023 which reference USD LIBOR and SOFR and have not yet transitioned to SOFR or an alternative interest rate benchmark:

	Yen in millions
	March 31, 2023
	Carrying Value	Of which have yet to transition to an alternative benchmark interest rate
Debt securities
Financial assets required to be measured at FVOCI	18,529	3,291
Financial assets required to be measured at AC	290,178	223,111
Long-term debt	(159,918)	(159,918)
Derivatives*	35,483	34,375

Total	184,272	100,859

*	Derivatives are presented on a net basis.